Consolidated Income Statements - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Interest income	€ 46,463	€ 45,741	€ 56,785
Interest expense	(13,093)	(13,747)	(21,502)
Interest income/(charges)	33,370	31,994	35,283
Dividend income	513	391	533
Income from companies accounted for using the equity method	432	(96)	324
Commission income	13,812	13,024	15,349
Commission expense	(3,310)	(3,009)	(3,570)
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	628	1,107	1,136
Gain or losses on financial assets and liabilities held for trading, net	1,141	3,211	1,349
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	132	82	292
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net	270	(171)	(286)
Gain or losses from hedge accounting, net	(46)	51	(28)
Exchange differences, net	(562)	(2,093)	(932)
Other operating income	2,255	1,920	1,797
Other operating expenses	(2,442)	(2,342)	(2,138)
Income from assets under insurance and reinsurance contracts	1,516	1,452	2,534
Expenses from liabilities under insurance and reinsurance contracts	(1,305)	(1,242)	(2,414)
Total income	46,404	44,279	49,229
Administrative expenses	(18,659)	(18,320)	(20,279)
Staff costs	(11,216)	(10,783)	(12,141)
Other general administrative expenses	(7,443)	(7,537)	(8,138)
Depreciation and amortisation cost	(2,756)	(2,810)	(3,001)
Provisions or reversal of provisions, net	(2,814)	(2,378)	(3,490)
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes	(7,407)	(12,382)	(9,352)
Impairment or reversal of impairment of investments in subsidiaries, joint ventures and associates, net	0	0	0
Impairment or reversal of impairment on non-financial assets, net	(231)	(10,416)	(1,623)
Tangible assets	(150)	(174)	(45)
Intangible assets	(71)	(10,242)	(1,564)
Others	(10)	0	(14)
Gain or losses on non-financial assets and investments, net	53	114	1,291
Negative goodwill recognized in results	0	8	0
Gains or losses on non-current assets held for sale not classified as discontinued operations	(43)	(171)	(232)
Operating profit/(loss) before tax	14,547	(2,076)	12,543
Tax expense or income from continuing operations	(4,894)	(5,632)	(4,427)
Profit/(loss) from continuing operations	9,653	(7,708)	8,116
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	9,653	(7,708)	8,116
Profit/(loss) attributable to non-controlling interests	1,529	1,063	1,601
Profit/(loss) attributable to the parent	€ 8,124	€ (8,771)	€ 6,515
Earnings/(losses) per share
Basic (in euro per share)	€ 0.438	€ (0.538)	€ 0.347
Diluted (in euro per share)	€ 0.436	€ (0.538)	€ 0.346
Other financial assets and liabilities
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 539	€ 1,138	€ 828
Financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Interest income	2,582	2,840	3,571
Dividend income	112	88	111
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes	(19)	(19)	(12)
Financial assets at amortized cost
IFRS Statement [Line Items]
Interest income	40,471	40,365	48,552
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	89	(31)	308
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes	(7,388)	(12,363)	(9,340)
Other interest income
IFRS Statement [Line Items]
Interest income	3,410	2,536	4,662
Reclassification of financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	0	0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	0	0	0
Reclassification of financial assets at amortized cost
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	0	0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	0	0	0
Other gains (losses)
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	1,141	3,211	1,349
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	€ 132	€ 82	€ 292